DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 58,562	$ 55,327
Deferred financing costs	(302)	(249)
Current	19,704	13,742
Non-current	$ 38,858	38,579
Percent of debt representing non-recourse mortgages	2.00%		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 44,049	37,559
British pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	5,079	7,030	£ 4,203								£ 5,196
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	4,027	4,419		$ 5,455								$ 5,585
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,808	1,918			₩ 2,280,000								₩ 2,280,000
Australian dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,300	2,014				$ 1,908								$ 2,773
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,777	1,801					₨ 146,860								₨ 134,378
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	554	476						R$ 2,888								R$ 2,655
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	174	69							¥ 1,204								¥ 437
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	96	290								€ 90								€ 255
Held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	0	3,006
Secured Debt | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	16,155	26,248
Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 29,416	$ 20,341
Secured Debt | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.47%	4.31%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%
Secured Debt | Weighted average | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.99%	3.29%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 3,090	$ 2,257
Brookfield Property Partners’ credit facilities | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.19%	2.00%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,847	$ 1,982
Brookfield Property Partners’ corporate bonds | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.12%	4.11%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
Brookfield Properties Retail Holding LLC term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,514	$ 1,869
Brookfield Properties Retail Holding LLC term debt | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.90%	2.61%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%
Brookfield Properties Retail Holding LLC senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,695	$ 1,695
Brookfield Properties Retail Holding LLC senior secured notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Brookfield Properties Retail Holding LLC corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 320	$ 70
Brookfield Properties Retail Holding LLC corporate facility | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	7.17%	3.10%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	7.17%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
Brookfield Properties Retail Holding LLC junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 192	$ 206
Brookfield Properties Retail Holding LLC junior subordinated notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.86%	1.58%	5.86%	5.86%	5.86%	5.86%	5.86%	5.86%	5.86%	5.86%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%
Subsidiary borrowings | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 458	$ 537
Subsidiary borrowings | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	7.10%	3.29%	7.10%	7.10%	7.10%	7.10%	7.10%	7.10%	7.10%	7.10%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%
Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 4,177	$ 371
Funds subscription credit facilities | Secured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.19%	2.44%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	6.19%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%